Schedule of Investments (unaudited)	iShares® Short Treasury Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 105.9%
U.S. Treasury Bill
0.00%, 06/01/21(a)(b)	$29,834	$29,834,000
0.00%, 06/03/21(a)(b)	1,091,626	1,091,625,520
0.00%, 06/17/21(a)(b)	291,057	291,056,354
0.00%, 07/08/21(a)(b)	3,113,597	3,113,578,419
0.00%, 07/15/21(a)(b)	1,169,570	1,169,570,000
0.00%, 07/27/21(a)(b)	725,396	725,390,356
0.00%, 09/02/21(a)(b)	1,300,000	1,299,958,361
0.00%, 12/30/21(a)(b)	2,295	2,294,689
0.10%, 08/12/21(a)	744	743,973
0.12%, 09/09/21(a)	744	743,963
U.S. Treasury Note/Bond
0.38%, 03/31/22	461	462,153
1.13%, 06/30/21	890	890,786
1.13%, 07/31/21	763	764,393
1.13%, 08/31/21	350,789	351,744,809
1.38%, 01/31/22	94,221	95,052,795
1.50%, 08/31/21	965	968,524
1.50%, 10/31/21	23,583	23,724,867
1.50%, 01/31/22	1,395	1,408,514
1.75%, 07/31/21	697	698,995
1.75%, 11/30/21	229,421	231,356,740
1.75%, 02/28/22	212,250	214,936,289
1.75%, 03/31/22	7,200	7,301,250
1.75%, 04/30/22	104,112	105,702,148
1.75%, 05/15/22	88,951	90,368,657
1.88%, 01/31/22	339,253	343,347,889
1.88%, 02/28/22	14,987	15,189,559
1.88%, 03/31/22	202,735	205,760,187
1.88%, 04/30/22	896,935	911,650,340
2.00%, 08/31/21	286,607	288,007,995
2.00%, 10/31/21	203,979	205,628,160
2.00%, 12/31/21	121,002	122,367,999
2.13%, 06/30/21	1,161	1,162,955
2.13%, 08/15/21	491,403	493,542,800
2.13%, 09/30/21	2,497	2,514,267
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.13%, 12/31/21	$6,000	$6,072,187
2.13%, 05/15/22	852,398	869,079,693
2.25%, 07/31/21	1,652	1,658,097
2.25%, 04/15/22	725,524	739,410,986
2.38%, 03/15/22	1,100	1,120,066
2.50%, 01/15/22	953,492	967,943,363
2.50%, 02/15/22	596,502	606,847,582
2.63%, 06/15/21	224	224,224
2.63%, 07/15/21	1,655	1,660,234
2.75%, 08/15/21	305,152	306,875,868
2.75%, 09/15/21	774	780,056
2.88%, 10/15/21	521,640	527,121,294
2.88%, 11/15/21	273,432	276,956,711
		15,745,099,067
Total U.S. Government Obligations — 105.9%
(Cost: $15,743,443,997)		15,745,099,067

Short-Term Investments

Money Market Funds — 10.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(e)	1,582,170	1,582,170,000

Total Short-Term Investments — 10.6%
(Cost: $1,582,170,000)		1,582,170,000

Total Investments in Securities — 116.5%
(Cost: $17,325,613,997)		17,327,269,067

Other Assets, Less Liabilities — (16.5)%		(2,456,023,073)

Net Assets — 100.0%		$14,871,245,994

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$25,760,000	$1,556,410,000	(a)	$—	$—	$—	$1,582,170,000	1,582,170	$29,224	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Short Treasury Bond ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$15,745,099,067	$—	$15,745,099,067
Money Market Funds	1,582,170,000	—	—	1,582,170,000
	$1,582,170,000	$15,745,099,067	$—	$17,327,269,067